UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:  7/31_

Date of reporting period:   10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mirzam Capital Appreciation Fund
Schedule of Investments
October 31, 2011
(Unaudited)

Common Stocks - 98.19%	Shares	Fair Value

Consumer Discretionary - 1.31%
Buckle, Inc. / The	1,100	$49,016
Net Servicos de Comunicacao S.A. (a) (b)	4,400	46,684
		95,700
Consumer Staples - 8.04%
Campbell Soup Co.	2,000	66,500
Church & Dwight Co., Inc.	1,650	72,897
Clorox Company / The	500	33,470
Colgate-Palmolive Co.	1,000	90,370
Nestle SA (b)	3,780	218,333
Wal-Mart Stores, Inc.	1,880	106,634
		588,204

Energy - 21.35%
Compagnie Generale de Geophysique - Veritas (a) (b)		123,396
Pengrowth Energy Corp.	12,120	126,654
PetroChina Co., Ltd. (b)	1,100	142,571
Precision Drilling Corp. (a)	14,361	166,157
Ship Finance International, Ltd.	13,900	198,909
Statoil ASA (b)	8,200	208,526
Tenaris S.A. (b)	4,500	143,145
TransCanada Corp.	7,650	329,256
Yanzhou Coal Mining Co., Ltd. (b)	5,000	123,500
		1,562,114

Financials - 2.47%
CME Group, Inc.	655	180,492

Health Care - 12.82%
Becton, Dickinson & Co.	850	66,495
Gilead Sciences, Inc. (a)	2,670	111,232
GlaxoSmithKline PLC (b)	2,750	123,172
Johnson & Johnson	2,150	138,439
Medtronic, Inc.	3,250	112,905
Pfizer, Inc.	7,100	136,746
Teva Pharmaceutical Industries, Ltd. (b)	6,100	249,185
		938,174

Industrials - 7.45%
Canadian National Railway Co.	1,300	101,946
Emerson Electric Co.	3,400	163,608
Expeditors International of Washington, Inc.	1,500	68,400
Illinois Tool Works, Inc.	1,960	95,315
Ritchie Bros. Auctioneers, Inc.	1,500	29,910
Simpson Manufacturing Co., Inc.	2,800	85,848
		545,027

Information Technology - 9.48%
ASML Holding N.V. (c)	5,830	244,452
Linear Technology Corp.	5,130	165,750
Paychex, Inc.	5,000	145,700
Taiwan Semiconductor Manufacturing Co., Ltd. (b)		137,558
		693,460

Materials - 22.31%
Aluminum Corporation of China, Ltd. (b)	6,900	91,701
ArcelorMittal (c)	3,000	62,190
Dow Chemical Company / The	3,000	83,640
Eagle Materials, Inc.	5,700	117,306
Freeport-McMoRan Copper & Gold, Inc.	1,200	48,312
Gerdau S.A. (b)	19,600	176,792
Methanex Corp.	6,000	155,040
Praxair, Inc.	290	29,484
Southern Copper Corp.	9,250	283,790
Syngenta AG (a) (b)	5,000	305,350
Ternium S.A. (b)	7,000	171,780
Titanium Metals Corp.	6,400	107,200
		1,632,585

See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
October 31, 2011
(Unaudited)

Common Stocks - 98.19% - continued	Shares	Fair Value

Telecommunication Services - 10.11%
America Movil SAB de C.V. - Series A (b)	1,700	$43,401
China Mobile, Ltd. (b)	5,120	243,507
PT Telekomunikasi Indonesia (b)	2,500	84,500
SK Telecom Co., Ltd. (b)	2,080	30,763
Tele Norte Leste Participacoes S.A. (b)	2,100	22,785
Telefonica S.A. (b)	9,000	192,330
Turkcell Iletisim Hizmetleri A.S. (a) (b)	5,500	67,760
VimpelCom, Ltd. (b)	5,000	54,900
		739,946

Utilities - 2.85%
CPFL Energia S.A. (b)	8,040	208,960

TOTAL COMMON STOCKS (Cost $7,015,340)		7,184,662

Limited Partnerships - 0.99%

Terra Nitrogen Co., L.P.	425	72,416

TOTAL LIMITED PARTNERSHIPS (Cost $53,477)		72,416

Money Market Securities - 0.53%

Huntington Money Market Fund - Trust Shares, 0.01% (d)		38,924

TOTAL MONEY MARKET SECURITIES (Cost $38,924)		38,924

TOTAL INVESTMENTS (COST $7,107,741) - 99.71%		$7,296,002

Other assets less liabilities - 0.29%		21,123

TOTAL NET ASSETS - 100%		$7,317,125

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registered
(d) Variable rate security; the money market rate shown represents the rate at October 31, 2011.

Tax Related
Unrealized appreciation		$697,101
Unrealized depreciation		(654,073)
Net unrealized appreciation		$43,028

Aggregate cost of securities for income tax purposes		$7,252,974

		Percentage of
Diversification of Assets:		Net Assets
Bermuda		2.72%
Brazil		6.22%
Britain		1.68%
Canada		12.42%
China		4.89%
France		1.69%
Hong Kong		3.33%
Indonesia		1.15%
Israel		3.41%
Luxembourg		5.15%
Mexico		0.59%
Netherlands		4.09%
Norway		2.85%
Republic of Korea (South)		0.42%
Spain		2.63%
Switzerland		7.16%
Taiwan		1.88%
Turkey		0.93%
United States		36.50%
Other assets less liabilities		0.29%
Total		100.00%

See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Notes to the Schedule of Investments
October 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Mirzam Capital Appreciation Fund
Notes to the Schedule of Investments - continued
October 31, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at October 31, 2011 in valuing the Fund’s assets carried at fair value:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,184,662	$-	$-	$7,184,662

Limited Partnerships	72,416	-	-	72,416

Money Market Securities	38,924	-	-	38,924

Total	$7,296,002	$-	$-	$7,296,002
*Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  During the period ended October 31, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of December 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By  /s/ Brian L. Blomquist
      Brian L. Blomquist, President

Date            12/30/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Brian L. Blomquist
       Brian L. Blomquist, President

Date            12/30/2011

By   /s/ Robert W. Silva
        Robert W. Silva, Treasurer

Date           12/30/2011